Employee Benefits - Summary of Information for Funded and Unfunded Plans for Pension and Post Retirement Medical Plans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	₨ 10,247.9	$ 157.2	₨ 9,807.6
Fair value of plan assets	9,060.4	139.1	8,417.8
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	1,540.5	23.8	1,838.6
Funded plans [Member] | Pension benefits [Member] | Defined benefit obligation in excess of plan assets [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	1,410.8	21.6	7,953.7
Fair value of plan assets	1,262.9	19.4	7,575.5
Funded plans [Member] | Pension benefits [Member] | Defined benefit obligation less than plan assets [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	7,781.8	119.4	776.9
Fair value of plan assets	7,797.5	119.7	842.3
Unfunded plans [Member] | Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	1,055.3	16.2	1,077.0
Unfunded plans [Member] | Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	₨ 1,540.5	$ 23.8	₨ 1,838.6